EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.95%
22,394	Air Products & Chemicals Inc	$ 6,346,460
11,570	Albemarle Corp	1,967,363
9,703	Celanese Corp	1,217,920
18,262	CF Industries Holdings Inc	1,565,784
70,798	Dow Inc	3,650,345
45,811	DuPont de Nemours Inc	3,417,042
11,925	Eastman Chemical Co	914,886
25,504	Ecolab Inc	4,320,378
12,466	FMC Corp	834,848
143,681	Freeport-McMoRan Inc	5,357,864
24,692	International Flavors & Fragrances Inc	1,683,254
34,845	International Paper Co	1,235,952
48,575	Linde PLC	18,086,901
25,281	LyondellBasell Industries NV Class A	2,394,111
33,462	Mosaic Co	1,191,247
79,519	Newmont Corp	2,938,227
25,095	Nucor Corp	3,923,603
23,551	PPG Industries Inc	3,056,920
23,627	Sherwin-Williams Co	6,026,066
15,480	Steel Dynamics Inc	1,659,766
		71,788,937
Communications — 13.33%
42,324	Airbnb Inc Class A(a)	5,807,276
592,482	Alphabet Inc Class A(a)	77,532,193
504,191	Alphabet Inc Class C(a)	66,477,583
905,807	Amazon.com Inc(a)	115,146,186
24,898	Arista Networks Inc(a)	4,579,489
716,811	AT&T Inc	10,766,501
3,539	Booking Holdings Inc(a)	10,914,099
13,475	CDW Corp	2,718,716
10,204	Charter Communications Inc Class A(a)	4,487,923
406,250	Cisco Systems Inc	21,840,000
409,156	Comcast Corp Class A	18,141,977
75,757	Corning Inc	2,308,316
51,145	eBay Inc	2,254,983
12,366	Etsy Inc(a)	798,596
13,422	Expedia Group Inc(a)	1,383,406
5,726	F5 Inc(a)	922,688
3,836	FactSet Research Systems Inc	1,677,329
24,457	Fox Corp Class A	763,058
13,257	Fox Corp Class B	382,862
56,118	Gen Digital Inc	992,166
37,193	Interpublic Group of Cos Inc	1,065,951
30,902	Juniper Networks Inc	858,767
26,675	Match Group Inc(a)	1,044,993
221,651	Meta Platforms Inc Class A(a)	66,541,846
16,815	Motorola Solutions Inc	4,577,716
44,266	Netflix Inc(a)	16,714,841
36,438	News Corp Class A	730,946
12,161	News Corp Class B	253,800
19,339	Omnicom Group Inc	1,440,369
30,228	Palo Alto Networks Inc(a)	7,086,653
Shares		Fair Value
Communications — (continued)
48,487	Paramount Global Class B(b)	$ 625,482
51,705	T-Mobile US Inc(a)	7,241,285
8,678	VeriSign Inc(a)	1,757,555
421,523	Verizon Communications Inc	13,661,561
183,227	Walt Disney Co(a)	14,850,548
213,565	Warner Bros Discovery Inc(a)	2,319,316
		490,666,976
Consumer, Cyclical — 8.92%
12,173	Alaska Air Group Inc(a)	451,375
62,061	American Airlines Group Inc(a)	795,001
28,165	Aptiv PLC(a)	2,776,787
1,836	AutoZone Inc(a)	4,663,422
22,446	Bath & Body Works Inc	758,675
18,651	Best Buy Co Inc	1,295,685
23,285	BorgWarner Inc	940,015
20,647	Caesars Entertainment Inc(a)	956,988
15,454	CarMax Inc(a)	1,093,061
94,326	Carnival Corp(a)	1,294,153
2,758	Chipotle Mexican Grill Inc(a)	5,052,187
86,045	Copart Inc(a)	3,707,679
44,315	Costco Wholesale Corp	25,036,202
14,383	Cummins Inc	3,285,940
11,706	Darden Restaurants Inc	1,676,533
63,203	Delta Air Lines Inc	2,338,511
21,384	Dollar General Corp	2,262,427
20,189	Dollar Tree Inc(a)	2,149,119
3,521	Domino's Pizza Inc	1,333,720
30,921	DR Horton Inc	3,323,080
57,170	Fastenal Co	3,123,769
393,425	Ford Motor Co	4,886,339
139,849	General Motors Co	4,610,822
14,031	Genuine Parts Co	2,025,796
12,512	Hasbro Inc	827,544
26,404	Hilton Worldwide Holdings Inc	3,965,353
100,487	Home Depot Inc	30,363,152
32,791	Las Vegas Sands Corp	1,503,140
25,082	Lennar Corp Class A	2,814,953
14,311	Live Nation Entertainment Inc(a)	1,188,385
25,480	LKQ Corp	1,261,515
58,123	Lowe's Cos Inc	12,080,284
25,142	Marriott International Inc Class A	4,941,912
72,841	McDonald's Corp	19,189,233
28,886	MGM Resorts International	1,061,849
122,336	NIKE Inc Class B	11,697,768
40,945	Norwegian Cruise Line Holdings Ltd(a)	674,774
317	NVR Inc(a)	1,890,366
6,067	O'Reilly Automotive Inc(a)	5,514,054
51,938	PACCAR Inc	4,415,769
3,921	Pool Corp	1,396,268
21,757	PulteGroup Inc	1,611,106
4,214	Ralph Lauren Corp	489,203
34,121	Ross Stores Inc	3,853,967

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
23,536	Royal Caribbean Cruises Ltd(a)	$ 2,168,607
57,621	Southwest Airlines Co	1,559,800
114,945	Starbucks Corp	10,491,030
23,167	Tapestry Inc	666,051
46,363	Target Corp	5,126,357
275,679	Tesla Inc(a)	68,980,399
115,451	TJX Cos Inc	10,261,285
10,642	Tractor Supply Co	2,160,858
4,813	Ulta Beauty Inc(a)	1,922,553
32,819	United Airlines Holdings Inc(a)	1,388,244
31,958	VF Corp	564,698
70,580	Walgreens Boots Alliance Inc	1,569,699
141,997	Walmart Inc	22,709,580
5,292	Whirlpool Corp	707,540
4,469	WW Grainger Inc	3,091,833
10,107	Wynn Resorts Ltd	933,988
27,986	Yum! Brands Inc	3,496,571
		328,376,974
Consumer, Non-Cyclical — 19.48%
173,120	Abbott Laboratories	16,766,672
176,281	AbbVie Inc	26,276,446
6,904	Align Technology Inc(a)	2,107,929
178,482	Altria Group Inc	7,505,168
53,576	Amgen Inc	14,399,086
54,898	Archer-Daniels-Midland Co	4,140,407
41,420	Automatic Data Processing Inc	9,964,824
8,040	Avery Dennison Corp	1,468,667
50,300	Baxter International Inc	1,898,322
28,778	Becton Dickinson & Co	7,439,976
14,501	Biogen Inc(a)	3,726,902
1,877	Bio-Rad Laboratories Inc Class A(a)	672,811
15,353	Bio-Techne Corp	1,045,079
145,307	Boston Scientific Corp(a)	7,672,209
208,423	Bristol-Myers Squibb Co	12,096,871
17,931	Brown-Forman Corp Class B	1,034,439
15,318	Bunge Ltd	1,658,173
19,572	Campbell Soup Co	804,018
24,711	Cardinal Health Inc	2,145,409
17,386	Catalent Inc(a)	791,585
16,205	Cencora Inc	2,916,414
54,794	Centene Corp(a)	3,774,211
4,856	Charles River Laboratories International Inc(a)	951,679
24,269	Church & Dwight Co Inc	2,223,768
29,651	Cigna Corp	8,482,262
8,602	Cintas Corp	4,137,648
11,947	Clorox Co	1,565,774
390,252	Coca-Cola Co	21,846,307
82,825	Colgate-Palmolive Co	5,889,686
47,845	Conagra Brands Inc	1,311,910
16,133	Constellation Brands Inc Class A	4,054,707
4,769	Cooper Cos Inc	1,516,590
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
70,895	Corteva Inc	$ 3,626,988
41,431	CoStar Group Inc(a)	3,185,630
128,552	CVS Health Corp	8,975,501
65,352	Danaher Corp	16,213,831
5,903	DaVita Inc(a)	558,011
18,746	DENTSPLY SIRONA Inc	640,363
38,708	Dexcom Inc(a)	3,611,456
60,725	Edwards Lifesciences Corp(a)	4,207,028
23,561	Elevance Health Inc	10,258,930
79,623	Eli Lilly & Co	42,767,902
12,144	Equifax Inc	2,224,538
23,249	Estee Lauder Cos Inc Class A	3,360,643
7,118	FleetCor Technologies Inc(a)	1,817,510
7,863	Gartner Inc(a)	2,701,805
38,003	GE HealthCare Technologies Inc	2,585,724
58,799	General Mills Inc	3,762,548
125,065	Gilead Sciences Inc	9,372,371
25,800	Global Payments Inc	2,977,062
19,733	HCA Healthcare Inc	4,853,923
12,703	Henry Schein Inc(a)	943,198
14,774	Hershey Co	2,955,982
23,956	Hologic Inc(a)	1,662,546
27,733	Hormel Foods Corp	1,054,686
12,551	Humana Inc	6,106,312
8,232	IDEXX Laboratories Inc(a)	3,599,607
15,409	Illumina Inc(a)	2,115,348
18,349	Incyte Corp(a)	1,060,022
6,733	Insulet Corp(a)	1,073,846
35,136	Intuitive Surgical Inc(a)	10,269,901
18,453	IQVIA Holdings Inc(a)	3,630,628
10,625	J M Smucker Co	1,305,919
240,662	Johnson & Johnson	37,483,107
24,795	Kellanova	1,475,550
170,201	Kenvue Inc	3,417,636
99,870	Keurig Dr Pepper Inc	3,152,896
33,726	Kimberly-Clark Corp	4,075,787
79,322	Kraft Heinz Co	2,668,392
64,855	Kroger Co	2,902,261
8,791	Laboratory Corp of America Holdings	1,767,431
14,443	Lamb Weston Holdings Inc	1,335,400
3,640	MarketAxess Holdings Inc	777,650
24,281	McCormick & Co Inc	1,836,615
13,580	McKesson Corp	5,905,263
133,401	Medtronic PLC	10,453,302
253,524	Merck & Co Inc	26,100,296
32,552	Moderna Inc(a)	3,362,296
5,622	Molina Healthcare Inc(a)	1,843,398
18,125	Molson Coors Beverage Co Class B	1,152,569
136,546	Mondelez International Inc Class A	9,476,292
73,797	Monster Beverage Corp(a)	3,907,551
15,812	Moody's Corp	4,999,280
26,549	Organon & Co	460,891
111,624	PayPal Holdings Inc(a)	6,525,539
137,470	PepsiCo Inc	23,292,917

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
566,041	Pfizer Inc	$ 18,775,580
155,636	Philip Morris International Inc	14,408,781
234,809	Procter & Gamble Co	34,249,241
14,569	Quanta Services Inc	2,725,423
10,861	Quest Diagnostics Inc	1,323,521
10,683	Regeneron Pharmaceuticals Inc(a)	8,791,682
14,286	ResMed Inc	2,112,471
12,547	Revvity Inc	1,388,953
10,321	Robert Half Inc	756,323
27,616	Rollins Inc	1,030,905
32,293	S&P Global Inc	11,800,185
9,644	STERIS PLC	2,116,086
33,875	Stryker Corp	9,257,021
50,308	Sysco Corp	3,322,843
4,636	Teleflex Inc	910,557
38,676	Thermo Fisher Scientific Inc	19,576,631
29,016	Tyson Foods Inc Class A	1,465,018
6,784	United Rentals Inc	3,015,963
92,299	UnitedHealth Group Inc	46,536,232
6,395	Universal Health Services Inc Class B	804,043
14,505	Verisk Analytics Inc	3,426,661
25,800	Vertex Pharmaceuticals Inc(a)	8,971,692
119,716	Viatris Inc	1,180,400
5,680	Waters Corp(a)	1,557,513
7,388	West Pharmaceutical Services Inc	2,772,051
20,235	Zimmer Biomet Holdings Inc	2,270,772
46,288	Zoetis Inc	8,053,186
		716,737,761
Energy — 4.71%
30,838	APA Corp	1,267,442
100,987	Baker Hughes Co	3,566,861
177,257	Chevron Corp	29,889,075
119,329	ConocoPhillips	14,295,614
73,498	Coterra Energy Inc	1,988,121
64,379	Devon Energy Corp	3,070,878
18,067	Diamondback Energy Inc	2,798,217
13,454	Enphase Energy Inc(a)	1,616,498
58,332	EOG Resources Inc	7,394,164
35,109	EQT Corp	1,424,723
399,751	Exxon Mobil Corp	47,002,722
10,183	First Solar Inc(a)	1,645,471
89,852	Halliburton Co	3,639,006
27,511	Hess Corp	4,209,183
195,138	Kinder Morgan Inc	3,235,388
59,430	Marathon Oil Corp	1,589,752
39,703	Marathon Petroleum Corp	6,008,652
66,728	Occidental Petroleum Corp	4,329,313
57,167	ONEOK Inc	3,626,103
44,478	Phillips 66	5,344,032
23,360	Pioneer Natural Resources Co	5,362,288
143,352	Schlumberger NV	8,357,422
Shares		Fair Value
Energy — (continued)
5,488	SolarEdge Technologies Inc(a)	$ 710,751
22,263	Targa Resources Corp	1,908,384
35,875	Valero Energy Corp	5,083,846
122,140	Williams Cos Inc	4,114,897
		173,478,803
Financial — 13.45%
55,536	Aflac Inc	4,262,388
15,200	Alexandria Real Estate Equities Inc REIT	1,521,520
26,067	Allstate Corp	2,904,124
57,737	American Express Co	8,613,783
72,146	American International Group Inc	4,372,048
46,716	American Tower Corp REIT	7,682,446
10,391	Ameriprise Financial Inc	3,425,705
20,415	Aon PLC Class A	6,618,951
37,176	Arch Capital Group Ltd(a)	2,963,299
21,414	Arthur J Gallagher & Co	4,880,893
5,209	Assurant Inc	747,908
13,754	AvalonBay Communities Inc REIT	2,362,112
690,485	Bank of America Corp	18,905,479
76,225	Bank of New York Mellon Corp	3,250,996
182,002	Berkshire Hathaway Inc Class B(a)	63,755,302
13,979	BlackRock Inc	9,037,284
70,695	Blackstone Inc	7,574,262
13,821	Boston Properties Inc REIT	822,073
23,057	Brown & Brown Inc	1,610,301
10,842	Camden Property Trust REIT	1,025,436
37,967	Capital One Financial Corp	3,684,697
10,648	Cboe Global Markets Inc	1,663,324
30,096	CBRE Group Inc Class A(a)	2,222,891
148,609	Charles Schwab Corp	8,158,634
41,478	Chubb Ltd	8,634,890
15,778	Cincinnati Financial Corp	1,613,932
194,481	Citigroup Inc	7,999,004
49,438	Citizens Financial Group Inc	1,324,938
36,289	CME Group Inc	7,265,784
13,724	Comerica Inc	570,232
43,356	Crown Castle Inc REIT	3,990,053
30,143	Digital Realty Trust Inc REIT	3,647,906
24,668	Discover Financial Services	2,136,989
9,376	Equinix Inc REIT	6,809,414
34,524	Equity Residential REIT	2,026,904
6,174	Essex Property Trust Inc REIT	1,309,444
4,210	Everest Re Group Ltd	1,564,731
21,406	Extra Space Storage Inc REIT	2,602,542
7,103	Federal Realty Investment Trust REIT	643,745
67,022	Fifth Third Bancorp	1,697,667
27,225	Franklin Resources Inc	669,191
8,736	Globe Life Inc	949,865
33,024	Goldman Sachs Group Inc	10,685,576

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
29,912	Hartford Financial Services Group Inc	$ 2,121,060
52,755	Healthpeak Properties Inc REIT	968,582
69,326	Host Hotels & Resorts Inc REIT	1,114,069
144,861	Huntington Bancshares Inc	1,506,554
56,338	Intercontinental Exchange Inc	6,198,307
43,134	Invesco Ltd	626,306
56,071	Invitation Homes Inc REIT	1,776,890
29,088	Iron Mountain Inc REIT	1,729,282
289,489	JPMorgan Chase & Co	41,981,694
89,715	KeyCorp	965,333
59,692	Kimco Realty Corp REIT	1,049,982
18,330	Loews Corp	1,160,472
16,051	M&T Bank Corp	2,029,649
49,603	Marsh & McLennan Cos Inc	9,439,451
83,116	Mastercard Inc Class A	32,906,456
63,457	MetLife Inc	3,992,080
11,528	Mid-America Apartment Communities Inc REIT	1,483,077
127,133	Morgan Stanley	10,382,952
32,936	Nasdaq Inc	1,600,360
20,923	Northern Trust Corp	1,453,730
40,187	PNC Financial Services Group Inc	4,933,758
21,903	Principal Financial Group Inc	1,578,549
58,651	Progressive Corp	8,170,084
92,596	Prologis Inc REIT	10,390,197
36,221	Prudential Financial Inc	3,437,011
15,783	Public Storage REIT	4,159,136
18,010	Raymond James Financial Inc	1,808,744
70,749	Realty Income Corp REIT	3,533,205
16,210	Regency Centers Corp REIT	963,522
92,386	Regions Financial Corp	1,589,039
10,398	SBA Communications Corp REIT	2,081,368
32,787	Simon Property Group Inc REIT	3,541,980
32,588	State Street Corp	2,182,092
40,971	Synchrony Financial	1,252,483
21,724	T Rowe Price Group Inc	2,278,196
23,258	Travelers Cos Inc	3,798,264
133,183	Truist Financial Corp	3,810,366
30,048	UDR Inc REIT	1,071,812
153,520	US Bancorp	5,075,371
38,544	Ventas Inc REIT	1,623,859
100,338	VICI Properties Inc REIT	2,919,836
160,461	Visa Inc Class A	36,907,635
19,777	W R Berkley Corp	1,255,642
364,563	Wells Fargo & Co	14,896,044
52,450	Welltower Inc REIT	4,296,704
70,830	Weyerhaeuser Co REIT	2,171,648
10,202	Willis Towers Watson PLC	2,131,810
16,629	Zions Bancorp NA	580,186
		495,133,490
Shares		Fair Value
Industrial — 7.32%
55,350	3M Co	$ 5,181,867
12,736	A O Smith Corp	842,232
29,277	Agilent Technologies Inc	3,273,754
8,456	Allegion PLC	881,115
145,459	Amcor PLC	1,332,404
22,982	AMETEK Inc	3,395,820
59,472	Amphenol Corp Class A	4,995,053
7,000	Axon Enterprise Inc(a)	1,392,930
30,294	Ball Corp	1,508,035
56,705	Boeing Co(a)	10,869,214
83,715	Carrier Global Corp	4,621,068
50,857	Caterpillar Inc	13,883,961
11,428	CH Robinson Worldwide Inc	984,294
203,179	CSX Corp	6,247,754
27,045	Deere & Co	10,206,242
13,684	Dover Corp	1,909,055
39,885	Eaton Corp PLC	8,506,673
57,221	Emerson Electric Co	5,525,832
14,820	Expeditors International of Washington Inc	1,698,817
23,305	FedEx Corp	6,173,961
35,190	Fortive Corp	2,609,690
14,712	Garmin Ltd	1,547,702
6,332	Generac Holdings Inc(a)	689,935
22,443	General Dynamics Corp	4,959,230
109,185	General Electric Co	12,070,402
66,717	Honeywell International Inc	12,325,299
37,689	Howmet Aerospace Inc	1,743,116
3,852	Huntington Ingalls Industries Inc	788,042
7,452	IDEX Corp	1,550,165
27,623	Illinois Tool Works Inc	6,361,853
40,300	Ingersoll Rand Inc	2,567,916
12,323	Jacobs Solutions Inc	1,682,090
8,255	JB Hunt Transport Services Inc	1,556,233
68,576	Johnson Controls International PLC	3,648,929
17,323	Keysight Technologies Inc(a)	2,292,006
18,870	L3Harris Technologies Inc	3,285,645
22,597	Lockheed Martin Corp	9,241,269
6,144	Martin Marietta Materials Inc	2,521,989
21,788	Masco Corp	1,164,569
2,106	Mettler-Toledo International Inc(a)	2,333,595
4,841	Mohawk Industries Inc(a)	415,406
5,246	Nordson Corp	1,170,750
22,824	Norfolk Southern Corp	4,494,730
14,256	Northrop Grumman Corp	6,275,349
8,881	Old Dominion Freight Line Inc	3,633,572
41,092	Otis Worldwide Corp	3,300,099
8,757	Packaging Corp of America	1,344,637
12,823	Parker-Hannifin Corp	4,994,815
15,780	Pentair PLC	1,021,755
20,396	Republic Services Inc	2,906,634
11,436	Rockwell Automation Inc	3,269,209
145,260	RTX Corp	10,454,362
13,503	Sealed Air Corp	443,709

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
5,332	Snap-on Inc	$ 1,359,980
14,321	Stanley Black & Decker Inc	1,196,949
31,530	TE Connectivity Ltd	3,894,901
4,518	Teledyne Technologies Inc(a)	1,845,964
19,302	Textron Inc	1,508,258
22,868	Trane Technologies PLC	4,640,146
5,501	TransDigm Group Inc(a)	4,638,058
24,058	Trimble Inc(a)	1,295,764
61,132	Union Pacific Corp	12,448,309
72,669	United Parcel Service Inc Class B	11,326,917
13,283	Vulcan Materials Co	2,683,432
36,980	Waste Management Inc	5,637,231
17,312	Westinghouse Air Brake Technologies Corp	1,839,746
24,122	Westrock Co	863,568
23,087	Xylem Inc	2,101,610
		269,375,616
Technology — 25.88%
63,000	Accenture PLC Class A	19,347,930
71,639	Activision Blizzard Inc	6,707,560
45,586	Adobe Inc(a)	23,244,301
161,481	Advanced Micro Devices Inc(a)	16,603,476
15,073	Akamai Technologies Inc(a)	1,605,877
50,176	Analog Devices Inc	8,785,316
8,654	ANSYS Inc(a)	2,574,998
1,465,692	Apple Inc	250,941,131
83,870	Applied Materials Inc	11,611,801
21,433	Autodesk Inc(a)	4,434,702
41,091	Broadcom Inc	34,129,363
11,741	Broadridge Financial Solutions Inc	2,102,226
27,212	Cadence Design Systems Inc(a)	6,375,771
15,444	Ceridian HCM Holding Inc(a)	1,047,875
50,186	Cognizant Technology Solutions Corp Class A	3,399,600
22,069	DXC Technology Co(a)	459,697
25,389	Electronic Arts Inc	3,056,836
5,725	EPAM Systems Inc(a)	1,463,825
2,385	Fair Isaac Corp(a)	2,071,444
59,070	Fidelity National Information Services Inc	3,264,799
61,774	Fiserv Inc(a)	6,977,991
65,345	Fortinet Inc(a)	3,834,445
128,373	Hewlett Packard Enterprise Co	2,229,839
84,415	HP Inc	2,169,466
418,263	Intel Corp	14,869,249
91,056	International Business Machines Corp	12,775,157
28,128	Intuit Inc	14,371,720
7,047	Jack Henry & Associates Inc	1,065,084
13,706	KLA Corp	6,286,394
13,467	Lam Research Corp	8,440,712
13,569	Leidos Holdings Inc	1,250,519
54,739	Microchip Technology Inc	4,272,379
Shares		Fair Value
Technology — (continued)
110,346	Micron Technology Inc	$ 7,506,838
740,856	Microsoft Corp	233,925,283
4,587	Monolithic Power Systems Inc	2,119,194
8,025	MSCI Inc	4,117,467
20,707	NetApp Inc	1,571,247
246,505	NVIDIA Corp	107,227,209
25,968	NXP Semiconductors NV	5,191,523
42,892	ON Semiconductor Corp(a)	3,986,812
157,170	Oracle Corp	16,647,446
32,171	Paychex Inc	3,710,281
4,740	Paycom Software Inc	1,228,940
11,786	PTC Inc(a)	1,669,841
9,732	Qorvo Inc(a)	929,114
111,704	QUALCOMM Inc	12,405,846
10,688	Roper Technologies Inc	5,175,985
97,054	Salesforce Inc(a)	19,680,610
18,681	Seagate Technology Holdings PLC	1,232,012
20,429	ServiceNow Inc(a)	11,418,994
15,959	Skyworks Solutions Inc	1,573,398
15,216	Synopsys Inc(a)	6,983,687
15,438	Take-Two Interactive Software Inc(a)	2,167,341
15,420	Teradyne Inc	1,549,093
91,010	Texas Instruments Inc	14,471,500
4,131	Tyler Technologies Inc(a)	1,595,144
32,055	Western Digital Corp(a)	1,462,670
5,030	Zebra Technologies Corp Class A(a)	1,189,746
		952,508,704
Utilities — 2.35%
67,051	AES Corp	1,019,175
25,130	Alliant Energy Corp	1,217,548
25,471	Ameren Corp	1,905,995
51,240	American Electric Power Co Inc	3,854,273
19,735	American Water Works Co Inc	2,443,785
14,888	Atmos Energy Corp	1,577,086
60,798	CenterPoint Energy Inc	1,632,426
28,086	CMS Energy Corp	1,491,648
34,897	Consolidated Edison Inc	2,984,740
32,117	Constellation Energy Corp	3,503,322
83,820	Dominion Energy Inc	3,744,239
20,613	DTE Energy Co	2,046,459
77,023	Duke Energy Corp	6,798,050
38,814	Edison International	2,456,538
20,606	Entergy Corp	1,906,055
23,041	Evergy Inc	1,168,179
33,487	Eversource Energy	1,947,269
98,865	Exelon Corp	3,736,108
49,940	FirstEnergy Corp	1,706,949
202,884	NextEra Energy Inc	11,623,224
40,770	NiSource Inc	1,006,204
23,719	NRG Energy Inc	913,656
209,495	PG&E Corp(a)	3,379,155

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Shares		Fair Value
Utilities — (continued)
10,842	Pinnacle West Capital Corp	$ 798,839
73,008	PPL Corp	1,720,068
49,871	Public Service Enterprise Group Inc	2,838,159
63,421	Sempra	4,314,531
109,223	Southern Co	7,068,913
31,333	WEC Energy Group Inc	2,523,873
54,857	Xcel Energy Inc	3,138,918
		86,465,384
TOTAL COMMON STOCK — 97.39% (Cost $2,313,796,859)		$3,584,532,645
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.70%
$25,825,200	U.S. Treasury Bills(c) 5.36%, 11/24/2023	25,618,247
Repurchase Agreements — 0.02%
158,432	Undivided interest of 0.14% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $158,432 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(d)	158,432
158,429	Undivided interest of 0.14% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $158,429 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(d)	158,429
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 158,429	Undivided interest of 0.15% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $158,429 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(d)	$ 158,429
158,429	Undivided interest of 0.91% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $158,429 on 10/2/23 collateralized by Government National Mortgage Association securities, 5.00%, 3/20/53, with a value of $17,870,926.(d)	158,429
		633,719
TOTAL SHORT TERM INVESTMENTS — 0.72% (Cost $26,251,966)		$26,251,966
TOTAL INVESTMENTS — 98.11% (Cost $2,340,048,825)		$3,610,784,611
OTHER ASSETS & LIABILITIES, NET — 1.89%		$69,710,645
TOTAL NET ASSETS — 100.00%		$3,680,495,256

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 29, 2023.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
S&P 500® Emini Futures	306	USD	66,180	Dec 2023	$(1,295,765)
				Net Depreciation	$(1,295,765)
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER S&P 500® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 301 long futures contracts and an average of 0 short futures contracts for the reporting period.

September 29, 2023